Reinsurance	12 Months Ended
Dec. 31, 2022
Reinsurance Disclosures [Abstract]
Reinsurance
5. Reinsurance
The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks
and provide additional capacity for future growth.
Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 6.
Annuities
For annuities, the Company currently reinsures to its parent, Brighthouse Life Insurance Company, 100% of certain variable annuity risks or 100% of the living and death benefit guarantees issued in connection with variable annuities. Under the benefit guarantee reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations.
Life
For its individual life insurance products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently retains up to $100,000 per life and reinsures 100% of amounts in excess of the amount the Company retains. In addition to reinsuring mortality risk as described above, the
Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.
Catastrophe Coverage
The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company’s results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.
Reinsurance Recoverables
The Company reinsures its business through a diversified group of primarily highly rated reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers and monitors ratings and the financial strength of its reinsurers. In addition, the reinsurance recoverable balance due from each reinsurer and the recoverability of such balance is evaluated as part of this overall monitoring process.
The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts, and irrevocable letters of credit. These reinsurance recoverable balances are stated
net of allowances for uncollectible reinsurance, which at both December 31, 2022 and 2021, were not significant. The
Company had $20 million and $19 million of unsecured reinsurance recoverable balances with third-party reinsurers at
December 31, 2022 and 2021, respectively.
At December 31, 2022, the Company had $449 million of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $446 million, or 99%, were with the Company’s five largest ceded reinsurers, including $17 million of net ceded reinsurance recoverables which were unsecured. At December 31, 2021, the Company had $454 million of net ceded reinsurance recoverables with third-party reinsurers. Of this total, $451 million, or 99%, were with the Company’s five largest ceded reinsurers, including $16 million of net ceded reinsurance recoverables which were unsecured.
The amounts on the statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

	Years Ended December 31,
	2022	2021	2020
	(In millions)
Premiums
Direct premiums	$ 71	$ 75	$ 82
Reinsurance ceded	(63)	(62)	(60)
Net premiums	$ 8	$ 13	$ 22
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees	$ 94	$ 109	$ 97
Reinsurance ceded	(4)	(4)	(4)
Net universal life and investment-type product policy fees	$ 90	$ 105	$ 93
Other revenues
Direct other revenues	$ 12	$ 16	$ 13
Reinsurance ceded	(93)	(112)	(96)
Net other revenues	$ (81)	$ (96)	$ (83)
Policyholder benefits and claims
Direct policyholder benefits and claims	$ 129	$ 71	$ 149
Reinsurance ceded	(99)	(82)	(126)
Net policyholder benefits and claims	$ 30	$ (11)	$ 23
Other expenses
Direct other expenses	$ 83	$ 80	$ 80
Reinsurance ceded	(2)	(3)	(3)
Net other expenses	$ 81	$ 77	$ 77
The amounts on the balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

December 31,
	2022			2021
	Direct	Ceded	Total Balance Sheet	Direct	Ceded	Total Balance Sheet
(In millions)
Assets
Premiums, reinsurance and other receivables	$ 18	$ 978	$ 996	$ 22	$ 1,100	$ 1,122
Liabilities
Other liabilities	$ 239	$ 682	$ 921	$ 197	$ 790	$ 987
Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $
438 million and
$
445 million at December 31, 2022 and 2021, respectively. There were no deposit liabilities on reinsurance at both
December 31, 2022 and 2021.
Related Party Reinsurance Transactions
Information regarding the significant effects of ceded related party reinsurance included on the statements of operations was as follows:

Years Ended December 31,
	2022	2021	2020
(In millions)
Premiums	$ (47)	$ (45)	$ (43)
Universal life and investment-type product policy fees	$ (3)	$ (3)	$ (4)
Other revenues	$ (93)	$ (112)	$ (96)
Policyholder benefits and claims	$ (90)	$ (76)	$ (120)
Other expenses	$ (7)	$ (8)	$ (7)
Information regarding the significant effects of ceded related party reinsurance included on the balance sheets was as follows at:

	December 31,
	2022	2021
	(In millions)
Assets
Premiums, reinsurance and other receivables	$ 523	$ 637
Liabilities
Other liabilities	$ 248	$ 347
The Company cedes risks to Brighthouse Life Insurance Company related to guaranteed minimum benefit guarantees written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $255 million and $351 million at December 31,
2022 and 2021, respectively. Net derivative gains (losses) associated with the embedded derivatives were
($98) million,($128) million and $138 million for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts. The Company had no unsecured related party reinsurance recoverable balances at both December 31, 2022 and 2021.
Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were
$3 million at both December 31, 2022 and 2021. There were no deposit liabilities on related party reinsurance at both
December 31, 2022 and 2021.